SCHEDULE OF RECONCILIATION OF CASH, CASH EQUIVALENTS, AND RESTRICTED CASH REPORTED IN THE CONSOLIDATED BALANCE SHEETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Cash	$ 130,337	$ 49,864
Cash equivalents
Restricted cash	15,603
Total cash, cash equivalents and restricted cash shown in the consolidated statements of the cash flows	$ 145,940	$ 49,864	$ 13,954	$ 133,479